Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Salaries, benefits and directors fees	$ 1,692,551	$ 1,744,508	$ 1,803,314
Share based compensation	118,991	281,657	337,541
Compensation of key management personnel	$ 1,811,542	$ 2,026,165	$ 2,140,855